Other Gains (Losses) (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other gains losses [Abstract]
Results derivative contracts	[1]	$ (8,010,204)	$ (10,134,414)	$ 9,839,675
Marketable securities to fair value		293,413	84,133	36,280
Other		0	1,704,374	(1,363,955)
Total		$ (7,716,791)	$ (8,345,907)	$ 8,512,000

[1]	Under this concept the Company (payment) or received cash flows amounting to ThCh$ 11,391,103 (payment), ThCh$ 9,698,871 (payment) and ThCh$ 5,419,700 received, corresponding to 2017, 2016 and 2015, respectively, and these were recorded in the Consolidated Cash Flow Statement, under Operational activities, in line item Other cash movements.